Summary of Significant Accounting Policies - Narrative (Details)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2026	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Customer B | Accounts Receivable | Customer Concentration Risk
Concentration Risk [Line Items]
Concentration risk, percentage	89.00%	73.00%	89.00%	0.00%